LORD ABBETT RESEARCH FUND

Lord Abbett Growth Opportunities Fund

Supplement dated July 31, 2017 to the

Prospectus dated April 1, 2017

This Supplement updates certain information contained in the Funds’ Prospectus. Please review this important information carefully.

Growth Opportunities Fund

Effective July 31, 2017, David Linsen, Partner, Director of Equities, is primarily responsible for the day-to-day management of the Fund, replacing the prior portfolio managers on an interim basis until Jeffrey Rabinowitz, Portfolio Manager, assumes that responsibility effective August 7, 2017. The Fund will continue to be managed according to its existing investment parameters. Below is information about Messrs. Linsen and Rabinowitz.

Effective July 31, 2017, the following table replaces the table in the subsection under “Management – Portfolio Managers” on page 19 of the prospectus:

Portfolio Manager/Title	Member of the Investment Management Team Since
David Linsen, Partner and Director of Equities	2017

Effective August 7, 2017, the following table replaces the table in the subsection under “Management – Portfolio Managers” on page 19 of the prospectus:

Portfolio Manager/Title	Member of the Investment Management Team Since
Jeffrey Rabinowitz, Portfolio Manager	2017

Effective July 31, 2017, the following paragraph is hereby inserted in the section of the prospectus titled “Management and Organization of the Funds – Portfolio Managers”:

Growth Opportunities Fund. David Linsen, Partner and Director of Equities, heads the Fund’s team and is primarily responsible for day-to-day management of the Fund. Mr. Linsen joined Lord Abbett in 2001 and has been a member of the investment team since 2017.

Effective August 7, 2017, the following paragraph is hereby inserted in the section of the prospectus titled “Management and Organization of the Funds – Portfolio Managers”:

Growth Opportunities Fund. Jeffrey Rabinowitz, Portfolio Manager, heads the Fund’s team and is primarily responsible for day-to-day management of the Fund. Mr. Rabinowitz joined Lord Abbett in 2017 and was formerly Managing Director and Portfolio Manager/Technology Analyst at Jennison Associates LLC from 2014 to 2017 and Managing Director and Portfolio Manager/Technology Analyst

for U.S. Growth Equity at Goldman Sachs Asset Management from 1999 to 2014. Mr. Rabinowitz has been a member of the investment team since 2017.

Please retain this document for your future reference.